Chase Home Lending Mortgage Trust 2024-RPL2 ABS-15G

Exhibit 99.3 - Schedule 5

Servicing Upload -

Customer Loan ID	Alternate Loan ID	Seller Loan ID	Final Current Event Level	Current Exceptions	Collection comments
3158483698	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called in and servicer setup the payment and auto generated letter sent to borrower and borrower is due for XX/XX/XXXX.   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496541	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called and was informed loan is updated with modification changes. Servicer informed about the payment changes from XX/XX/XXXX and informed payment for July and August XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496799	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The servicer spoke to the customer on XX/XX/XXXX, authenticated through the IVR, customer advised that have closed the chase account and a new account for ACH was setup.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496801	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called in regarding the payment and wants to resubmit the request to reapply for payment of $XXXX to escrow account and borrower was advised the route is already opened.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484640	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in for pending payment inquiry.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comment dated on XX/XX/XXXX indicates payment dispute was identified, and it was not resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496802	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496805	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On dated XX/XX/XXXX, servicer spoke with borrower for manual authenticated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496808	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The SII called in to see if they had question about documents being requested, stated that SII has documents and will be getting them to servicer.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484653	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called regarding principal payments. Servicer advised there was no $XXXX principal payment posted in XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484654	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484655	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158484665	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Servicer spoke to borrower, however the inquiry was for a different loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158484672	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484674	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with authorized third party regards to requesting a new statement.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496811	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Authorized third party called to confirm payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496812	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Customer called in regarding escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484678	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called informed reason for delinquency and mentioned property is owner occupied. Servicer solicitated modification. Borrower not interested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484679	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484681	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484682	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The agent spoke with borrower and call was transfer to insurance department and agent advised the information about the insurance policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484684	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484692	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called in and requested to combine the funds and apply as payment for XX/XXXX and XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496818	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in and made the payment over the phone on XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated XX/XX/XXXX indicates property was damaged and there was no water supply for 5 days and borrower wanted to file claim. Comment dated XX/XX/XXXX indicates date of loss was XX/XX/XXXX and claim was non monitored. There was no indication whether repair was started or completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484702	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Most recent communication onXX/XX/XXXX, Spoke with borrower about Manual Authenticated for monthly payment process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484705	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Servicer informed about the property as per loan. Borrower said that as per google web the property shows as commercial. Servicer informed about the internal request and a signed document request from the borrower. Servicer informed borrower will have to go to city county to have a change in address. Borrower asked to speak to a supervisor. Servicer online tool indicate letter dated XX/XX/XXXX with letter ID XXXX asking the borrower to get an official address change notice from the city or county in order to get property address changed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158484707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The agent spoke with borrower and confirmed new payment of $XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496822	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158496825	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The servicer spoke with borrower and sent copy to mailing address for mortgage note.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  Comment dated XX/XX/XXXX monitored claim package was requested due to flood loss on dated XX/XX/XXXX.  Comment dated XX/XX/XXXX indicate flood claim amount as $XXXX. Comment dated XX/XX/XXXX indicate check endorsed in the amount of $XXXX from XXXX general insurance, issued on XX/XX/XXXX.  Comment dated XX/XX/XXXX indicate non monitored claim was closed and less than 90% inspection completed.  The damage repair amount is estimated at $XXXX.  Property repairs have not started.  The property condition is good.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484722	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484734	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484743	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484758	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke to third party and processed fast pay as requested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484761	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Customer called in to inform about the reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496838	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called to confirm renewal information was received and agent advised we have received. Agent transferred the call to discuss mortgage and escrow payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496841	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Servicer spoke with customer and IVR authenticated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Claim filed for water damage, date of loss XX/XX/XXXX.  Claim funds received in the amount of $XXXX and released to borrower on XX/XX/XXXX.  Claim is non-monitored but no evidence of work order or inspection to verify repairs are completed. There is also fire claim noted on XX/XX/XXXX for date of loss XX/XX/XXXX.  Funds were released to borrower on XX/XX/XXXX in the amount of XXXX.XX. No evidence of inspection to verify repairs from this claim were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484784	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower was called and advised that was calling for intent and Customer said in the hospital at the time that was called.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484794	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called on XX/XX/XXXX, questioned with regards to the mortgage account, was advised that its a private client.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158483702	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496242	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX borrower called and promise to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484803	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called to inform servicer that bank account is compromised and band did an investigation. Borrower informed that funds are frozen until investigation is done and will have provisional funds to use which may take up to 5-7 business days. Servicer informed to call once borrower is ready to make a payment to request for a late fee waiver.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496849	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484821	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower contacted to get the requested documents and servicer sent it over email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496857	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in wanted to make a payment. Advised about escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158482734	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496865	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX borrower called to make the remaining payment. Agent took the payment and provided confirmation number.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per comment dated XX/XX/XXXX borrower credit dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496866	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496867	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in to check payment advise loan is due until XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496869	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called and servicer advised loan not sold.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484873	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in regarding modification plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484877	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower regarding ACH updated. Processed the pending Bi-weekly payment effective for May.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484885	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496876	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower late charged has been waived as a courtesy waiver.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496878	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called and promised to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496879	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called to inform that the balance which was reported to credit bureau was incorrect and requested servicer to update the correct unpaid balance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called to dispute regarding the unpaid balance and servicer responded.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496880	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496881	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in regarding taxes and insurance increase inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496884	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496887	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower and call transferred to insurance department. Borrower planning to send the payment to insurance carrier.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484902	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Customer called to verify mailing address on loan. Reviewed Escrow analysis with the customer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496250	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called in and completed with the welcome call and wants to apply for the modification to reduce the payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158482754	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496251	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496253	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Authorized third party was advised that maintenance was completed and loan was returned to regular servicing. Advised them that February payment was received and next due for XX/XX/XXXX.   Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483733	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Servicer informed payment has been submitted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158482765	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484915	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called to inform they thought they were current and agent advised account is showing behind due to the August payments was misapplied to the principal. Borrower made full payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  As per the comments datedXX/XX/XXXX, bankruptcy status is updated as discharged and no other case details were found.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496255	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX borrower called and promised to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496893	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower was advised to make a payment. As already received a confirmation from bank that payment was declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496895	3	[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Servicer called in and informed regarding modification was completed and loan reflects the modified terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158482778	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496897	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called in to inquire about the endorsement process for their insurance check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A loss draft claim was filed, due to wind damage, on XX/XX/XXXX.  On XX/XX/XXXX, all loss draft funds were endorsed and released and the claim was classified as non-monitored. As of the review date, no inspection has been completed confirming repairs are 100% complete.  The damage repair amount is estimated at $XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496898	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called and inquired about covid19 and advised for protection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484932	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496260	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called to get a HELOC and agent advised we don't offer HELOC, borrower requested to know about other options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158482793	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158482809	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The secondary borrower called on XX/XX/XXXX, provided verbal authorization to have the son access to payments and all mortgage information, customer agreed on terms read.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496907	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called regarding an escrow inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496911	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower, borrower inquired about taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496919	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Servicer spoke to borrower, manually authenticated the account and informed about interest rate and adjustable rate mortgage details and modification details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496920	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Successor in interest called in regarding that can not make payment codes.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496922	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496925	3	[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower regarding payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484981	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496929	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486528	3	[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called and servicer changed the housing number for the property and informed it just needs to be updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496937	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in and spoke regarding escrow payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496938	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX the borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485008	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485025	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485028	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower. Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496271	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower inquired about their final modification documents and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496952	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in discussed loss mitigation options account shows previously deferment and customer wants mortgage assistance options sent to make decision.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485059	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496954	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496955	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called and was asked about covid 19 impact or not impacted. Borrower also verified that borrower was not impacted by covid 19.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  As per the latest comment XX/XX/XXXX credit dispute is resolved. An investigation was performed based on dispute coded 106. ACDV was submitted with no change.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496958	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called in regarding insurance policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496962	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496964	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496966	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496970	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496972	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower inquired about their tax payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496275	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Comment dated on 12/6/XXXX, Talk to borrower to verify if we received any info from state HAF program, advised borrower of XX/XX/XXXX HAF update as per update.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485109	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called and said promise to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496277	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented

[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A loss draft claim was filed, due to wind damage, on XX/XX/XXXX.  On XX/XX/XXXX, the claim was classified as non-monitored and all funds were released. The comments did not provide any indication that the property's repairs were 100% completed. As of the review date, the status of the repairs is unknown.  The damage repair amount is estimated at $XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496279	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called in to inquire about Covid loss mitigation assistance
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment on XX/XX/XXXX received automated credit dispute on account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Agent called borrower and informed that payment can be made in branch. Agent updated for august XXXX payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485124	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496984	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496987	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Servicer acknowledged error in honoring the deferment from July XXXX. Review indicated borrower was advised of no payment until August resulting the human error.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496991	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Servicer spoke with customer and advised to pay for shortage via fastpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485139	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Outbound call made and spoke with customer regarding general status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485149	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower. Processed a fast payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497002	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485162	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497006	3	[3] There are indications of fraud on the loan. [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Written and the reason is Escrow Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On XX/XX/XXXX, escrow dispute was received. The dispute was resolved as the servicer sent the borrower a copy of the reconciliation for XX/XX/XXXX-XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485177	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called in and transferred to insurance department for payment to insurance documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485187	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   A welcome call was made to the borrower on XX/XX/XXXX, borrower stated that do not need mortgage assistance and opted out verbally.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158482850	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158482859	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in to inquiry regarding payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158482860	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called to inform about phone number of previous home owner insurance provider.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485194	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in to verification of payment update.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158482869	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX authorized third party called to discuss payment. Agent informed that the payment that was received to cover for the month of July was short due to recent escrow analysis performed on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158485203	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Most recent communication onXX/XX/XXXX, Asked borrower that Covid-19 Impacted. not Impacted. The borrower accepted a plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497032	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated on XX/XX/XXXX all relevant information and attachments reviewed if supplied validated disputed fields through XXX, XXX, XXX and XXX were correctly reported.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497036	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called to get the loan origination date and inquire whether refinance can change the loan modification interest rate.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  As per the comments dated XX/XX/XXXX borrower disputed for loan modification interest rate and servicer closed the case because the modification dispute was worked by specialty underwriting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in make a promise to pay. Advised about late charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497038	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower was called and inquired about taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497039	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Inbound call from customer regarding 2 consecutive paystubs will get uploaded and sent and customer stated that 1040 schedule C form went through CA and did not see that being acceptable document instead of P&L document.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497040	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in and inquired about the covid-19 advised of protection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485226	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497044	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower was called and advised that about system maintenance and customer is completed his 1st payment will be XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158482875	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower was called regarding quit claim deed verified to be on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158482880	3	[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158482883	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497049	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497056	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497059	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Servicer spoke with customer regarding disclosure statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497061	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497066	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Servicer spoke with customer and emailed 1098 to address on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158482893	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower stated will make payment by XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496298	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Customer called to get payoff quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158482900	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Authorized third party called to get the payoff quote and agent assisted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158482907	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called regarding the payment and borrower promise to pay via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158482910	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Authorized third party was called in regarding payment inquiry.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158482915	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called to check for endorsement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497071	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in regarding payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497072	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called and discussed general information on the loan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On XX/XX/XXXX, a written credit bureau dispute was received. The dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the report occurred. There was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497074	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called to bring the account current. Payment submitted by the servicer.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485298	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158482929	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158482937	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497083	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Outbound call made and spoke with customer regarding promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158482941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158482942	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485318	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158482945	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485321	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX borrower called to discuss general information on file and borrower requested for  un-suppression of paper statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158482946	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485323	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Customer called in regarding payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497093	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Servicer spoke with borrower regarding the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496309	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in to inquire about taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496313	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called and accepted pre-approved deferral offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158482967	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The customer advised the servicer to add a stop check and wanted to apply funds to principal , requested a call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158482968	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Agent called and spoke with borrower regarding fast pay processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158482969	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Customer called in to inquire about the escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496320	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Call from borrower said borrower 1 does not want to be successor in interest and wants to removed. Borrower 1 need to submit documents to prove does not have ownership right and be removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496324	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX borrower called to discuss general information on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per comment dated XX/XX/XXXX, claim classified as non-monitored. On XX/XX/XXXX, claim was closed, and the final inspection was less than 90%. No evidence of inspection to verify repairs from this claim were 100% completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483003	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496328	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The servicer spoke with borrower and borrower accepted the payment plan and payment plan type is 21.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496331	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483013	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in and verified the phone number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483031	3	[3] Verbal Dispute - No indication servicer ever responded and appears issue still active	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Customer called in and stated disputes all corporate advance fees amounting to $XXXX. Customer would like to receive a complete and detailed breakdown of the Corporate Advance fees assessed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates No indication servicer ever responded and appears issue still active.  Customer disputes on XX/XX/XXXX payment and stated incorrect Interest rate as X.XX% and not X.XX% Resolution, validated principal and interest on account remained at $XXXX.  XXXX payment was receivedXX/XX/XXXX and is correctly reporting as current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483032	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Comment dated onXX/XX/XXXX, Spoke with borrower for Manual Authenticated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called regarding made payment $XXXX this month and next payment also.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483038	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower, borrower inquiring about modification process to down the interest rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496338	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called and servicer faxed 24 months payment history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483053	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called and stated that branch was down due to hurricane and customer was trying to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496347	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called on XX/XX/XXXX and stated that was ready to resume making payments, accepted the deferment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496348	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483081	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with authorized third party, wanted to know about principal balance. Information provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483083	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496352	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158496353	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower was called for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483097	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Customer called in regarding to confirm documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483102	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in regarding to check received insurance transferred for better assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Property damage claim was raised by borrower on XX/XX/XXXX.  Property was damaged due to wind. Damage claim was classified under non monitored claim. On XX/XX/XXXX, loss draft claim check was received on XX/XX/XXXX.   Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496360	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called in reference to claim to go over final draw. Advised check issued via email on X/XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is XXXX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483112	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Claim filed for unspecified damages noted on XX/XX/XXXX Claim is non-monitored. Claim funds received XX/XX/XXXX in the amount of $XXXX and released to borrower. No evidence of work order or inspection to verify repairs are completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496364	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483120	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483135	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in get the modification document number to the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated onXX/XX/XXXX shows that the dispute was raised by the borrower for credit reporting and on it was resolved by ACDV.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483139	3	[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The agent spoke with borrower and borrower made the mortgage payment on account on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496374	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower promised to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
					ADDITIONAL INFORMATION: N/A
3158483146	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Customer called in regarding escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Authorized third party called to discuss account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158483158	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in to  wanted to add son name on the account . Advised the process and need to send birth certificate once approval from bank need to send deed to the bank after recorded from the recorder office.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called and wanted to speak with the insurance department. Servicer informed direct number for insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483175	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Servicer called borrower and confirmed modification was completed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer reviewed transaction history and verified correct. Issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483180	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called in for payment assistance which was increased due to deferment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483181	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called in and trial updated effective July payment sent to mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483183	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Customer called in regarding mortgage payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483184	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Customer was called in regarding wanting more information on shortage and repayment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496388	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower regarding breakdown for monthly payment increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483193	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Comment dated onXX/XX/XXXX, Talk to borrower regarding payment confirmation on call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496392	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called to know if there was a way to lower the interest rate for which servicer advised of the modification and refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483203	2	[2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in confirmed payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated XX/XX/XXXX indicates claim classified as non-monitored. No evidence of work order or inspection to verify repairs are completed. Unable to determine damage to the property.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496396	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX borrower called and requested the servicer to add family member on the loan but not liable. Servicer advised that the system can be updated with the mailing address with the family members name. Borrower also discussed regarding the name transfer on deed and trust.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
	3158483209		1		.
3158483210	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called in regarding the escrow shortage and inquired about Covid 19 whether impacted or not. borrower was advised about Covid 19 protections.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496399	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The servicer spoke with borrower and explained escrow analysis and how to reduce the monthly payment by paying the shortage in full and borrower made XX/XX payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496401	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.   The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496402	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Servicer spoke with customer and customer promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed credit reporting. Servicer reviewed transaction history and verified correct. Issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496404	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Servicer called regarding borrower dispute on prior short sale.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Written and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed account; stating that in XXXX they had completed short sale on this property and remove mortgage from her name. Research by servicer determined that the property address under dispute is not loan that was under current servicer. Issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496406	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483226	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483230	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483236	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Most recent communication with borrower regarding make a payment for MI first mortgage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483237	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower and borrower insuring that statement was mailed out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496410	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in and said cannot make a payment as borrower was ill.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483246	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496413	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Servicer spoke with borrower IVR was authenticated and promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483272	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called in to advise modification is completed and up to date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483283	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Customer called in regarding modification.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated XX/XX/XXXX indicates that credit dispute raised and has been resolved on XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496427	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in and promised to make the payment.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483287	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483309	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Servicer called and advised HHF information was received and is under review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483319	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in about the general status of the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483320	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Successor in interest person called in regarding successor in interest documentation. Person confirmed that still working on it.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486308	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The servicer spoke with borrower and borrower promise to make the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486318	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Authorized 3rd party called servicer about their escrow surplus, The check expired when they tried to cash. Servicer advised the check from XXXX back into escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in regarding to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483348	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower agent stated received a ACH application but unable to set up ACH due to wrong ACH application.  Provided different ways to set up ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483350	2	[2] Currently Delinquent Mortgage [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called on XX/XX/XXXX , informed about the death of husband, servicer advised that a copy of death certificate was needed, borrower will continue to make payments and would like the packet to be sent by mail, further steps were initiated by the servicer to have the deceased borrower removed from the communication.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483352	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158483369	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Servicer spoke to borrower authenticated on the automated phoneline.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX borrower called to discuss general information on file. Borrower enquired regarding the unapplied funds, agent provided relevant information regarding the same. Borrower informed that the spouse is authorized signer on checking account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496459	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX the borrower called in as a return call. Advised the borrower that their exception request has been approved and the draw request is in the process to release.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Claim filed for hurricane damage, date of loss XX/XX/XXXX.  Claim is monitored. Total claim amount is $XXXX $XXXX released to borrower. 47% inspection results received on XX/XX/XXXX.  Draw check in the amount of $XXXX was released to borrower on XX/XX/XXXX.  On XX/XX/XXXX adjuster report shows interior repairs so cannot do a drive-by inspection. There are still funds in restricted escrow and borrower has not responded to calls. No evidence of final inspection to verify repairs are completed.  The damage repair amount is estimated at $XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483396	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower regarding payoff quote requested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497098	3	[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called and confirmed that taxes are included in escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485343	3	[3] Collection Comments - Missing	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was ---.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE:
BANKRUPTCY:
LITIGATION:
TITLE ISSUES:
PROPERTY CONDITION: The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158485349	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486608	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Authorized third party called in regarding death certificate of borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485363	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Customer called in and stated Wants to payoff deferred amount. Advised he could not due to having a XXXX loan, customer had made these payment and advising they would be applied to his deferred amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486638	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Customer called in regarding payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497115	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in inquired about foreclosure attorney cost.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485374	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower and mailed the statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called and request for insurance policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158485384	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called and asked for the escrow to be completely waived but the auto draft still processed due to the timing of the changes.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment misapplication noted on XX/XX/XXXX, borrower had asked for the escrow to be completely waived, however the auto draft still drafted the old amount. Misapplication reversal was updated on XX/XX/XXXX.  Borrower on XX/XX/XXXX was upset as they enrolled in a COVID forbearance as their insurance had increased due to COVID.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is structural.  On XX/XX/XXXX Borrower called and informed that her lender placed insurance is causing their payment to increase and they are unable to get insurance due to roof damage. Borrower not interested in mortgage assistance to get roof repaired. On XX/XX/XXXX Borrower reported claim due to hurricane on XX/XX/XXXX.  Servicer advised non monitored claim process. Check received on XX/XX/XXXX for hurricane on XX/XX/XXXX issued on XX/XX/XXXX.  Servicer noted all criteria met and claim closed. On XX/XX/XXXX Borrower informed unable to get the roof repaired due to COVID and hence unable to get new insurance.  The damage repair amount is estimated at $XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485390	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Contact made with the borrower regarding the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485407	3	[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in Executive Spoked with customer Borrower stated regarding the Credit dispute report incorrect information on the credit report that account has been recently modified or we recently changed the terms of the loan and raise the dispute for the same.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Written and the reason is Credit Reporting.  The dispute is not resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per comment dated XX/XX/XXXX Borrower dispute regarding incorrect information on the credit report that account has been recently modified and recently change the term of loan and resolution also provided and online letter sent out to the customer for the same..
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485409	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called to inform of not approved for an assumption and wanted to know why it was told to do an assumption. Servicer advised that not all loans are eligible for assumptions and it was due to modification that had previously.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485431	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Third party called in for information on possible missing payments from XXXX. borrower not sure for possible missing payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The servicer spoke with borrower and borrower made the payment online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497130	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower was called regarding and inquired about Covid19.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated XX/XX/XXXX stated a credit dispute verification regarding ACDV was received, credit dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158485447	3	[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Customer called in and requested mortgage assistance.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485454	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Comment dated on XX/XX/XXXX, Borrower refused to have the modification because, borrower doesn't any extension on contract and just want the unpaid bill to be put at the back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485484	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The servicer confirmed information for the borrower but details were not provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158497146	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower. borrower requesting to have late payments reported to the cra's removed from their credit report.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comments on XX/XX/XXXX stated received from the borrower regarding credit reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497148	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX servicer called borrower and spoke about general information on file. Informed borrower about internal maintenance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158485506	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in regarding to shortage payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485535	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in regarding a changing a draft day to 5th of every month effective for X/X/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485555	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.   The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  As per the comments dated XX/XX/XXXX bankruptcy chapter XX case number : XX-XXXXX was discharged, there was another bankruptcy chapter X case number : XX-XXXXX which was mentioned as discharged during the life of loan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485560	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497165	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497170	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in regarding escrow breakdown.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158497171	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Customer called in regarding payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A non-monitoried claim for wind damage is referenced with a DOL XX/XX/XXXX. Claim checks was endorsed and released in the amount of $XXXX onXX/XX/XXXX.  No evidence that repairs have been 100% completed.  The damage repair amount is estimated at $XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158485604	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485608	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497178	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Servicer called regarding payment and borrower promised to pay and advised that not impacted by covid 19 virus.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute received on XX/XX/XXXX and resolution provided on dated XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485625	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in payment submitted. Confirmation number provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485627	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Comment dated on XX/XX/XXXX, Spoke with borrower about manual authenticated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497182	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Customer called in regarding to request payment process of July.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486648	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Authorized third party called in regarding the tax payment.  Borrower is deceased and Not clear or no information on executor/heir.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485641	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX the borrower called in and promised to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497184	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in about the general status of the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per the comment dated XX/XX/XXXX credit dispute was received on XX/XX/XXXX and resolved on XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158497186	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485653	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX borrower called to discuss about adding spouse to the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485657	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with customer and amount requested to be waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485659	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485665	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in regarding to requesting draft date change and borrower wants to new draft date to be the 12th of every month make changes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497192	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower was called regarding promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485675	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497198	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower and ACH set up has been processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485680	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485683	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497205	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called in and gave borrower international payoff swift code.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158485708	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in regarding automatic payment set. Agent advised last payment on XX/XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485713	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485728	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158485775	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158485786	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Customer called in regarding next payment due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497218	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485800	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Comment dated onXX/XX/XXXX, The servicer confirmed information for the borrower and monthly statement were provided via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485806	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in regarding payoff amount on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486708	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485821	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower was called regarding monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485825	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower regarding manual authenticated and information provided.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter X.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497225	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX customer called questioning loan modification remark on credit bureau reporting. Agent advised that modification was done in the year XXXX and is a permanent part of reported account history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485836	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Customer called in regarding to make monthly payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Comment dated XX/XX/XXXX indicates that credit dispute raised and has been resolved on XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485842	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in for status update on escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485871	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158486718	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   borrower called requesting payment that needs to be applied towards XX/XX/XXXX payments instead of escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485874	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485885	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called with general account inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485887	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in discussed general information on loan and borrower schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158497237	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485897	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Contact made with the borrower and provided the loan number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158485898	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX the borrower called in and requested for 1098 form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.   The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483418	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Servicer contacted borrower regarding promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483419	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in regarding payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483427	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with customer regarding the monthly payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Verbal and the reason is principal balance dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed principal balance on account. Servicer researched and provided balance before and after modification. Servicer provided breakdown of charges added when modification was completed. Issue is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158483431	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483441	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The servicer spoke with borrower and advised of late charge impacts and borrower accepted all the loss mitigation options. Borrower informed the reason for delinquency due to curtailment of income and reason for delinquency is not resolved. Borrower is unable to offer a promise to pay as borrower is retired.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On XX/XX/XXXX, a written credit bureau dispute was received. The dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the report occurred. There was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483456	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497247	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486004	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Servicer called and borrower informed of reason for delinquency as excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486014	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower regarding ACH payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486021	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX borrower called to discuss general information on file and inquire about loan history.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  As per comment dated XX/XX/XXXX servicer received a correspondence from borrower related to credit dispute, however it did not have complete/enough information hence the agent mailed borrower a form to fill which will assist in understanding the issue in a better way.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.   The chapter is Chapter X.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497255	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Authorized third party called in regarding authentication.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486033	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in regarding modification inquiry and about he monthly statement. Informed system maintenance completed now can follow up and informed  new first payment dated on XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called in about the premium amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486044	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called on XX/XX/XXXX, asked how to get wife added on the loan, servicer explained the assumption process, borrower said will call back later.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486048	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Contact made with the borrower regarding the updated tax amount to have the new EA ran for new payment for XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486054	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497262	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in to check document send for coverage gap.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497263	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Comment dated on X/X/XXXX, Spoke with borrower, calling to ask how to add niece on the loan, was advised about Assembly process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158486738	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with customer regarding the authenticated and payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497266	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Customer called in regarding reason for delinquency as curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower manual authenticated completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486067	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486073	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower is requesting for an escrow transaction history.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497272	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in and advised that co-borrower passed away. Agent requested necessary documents.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486084	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower was called regarding make mortgage payment and needed assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486086	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Servicer provided fax documents to chase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486093	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Servicer talked with borrower and IVR authenticated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486109	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486115	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Customer request for recast calculation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Bankruptcy was discharged on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497285	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Claim filed for storm damage, date of loss XX/XX/XXXX.  Claim funds received XX/XX/XXXX in the amount of $XXXX. Claim is non-monitored. No evidence of work order or final inspection to verify repairs are completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486120	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called in and went over decision letter and servicer advised of unemployment forbearance approval however borrower declined offer and stated will continue to make their monthly payments and no further questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486125	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497288	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in with regards to the status of the payment, was advised of the website where he could check the status, also was advised that there were no changes, borrower provided authorization to speak to the third party which was the wife in regards to the premium due, confirmed both the addresses renewals being received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486139	3	[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower, borrower would like to put the missing payments on the back end  of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486141	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX borrower called regarding payment enquiry. Borrower stated had gone to the branch to make a payment plus additional principal in the amount of $XXXX which was not applied to the account, agent advised to re-visit the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158497292	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called and requested form 1098. Agent stated document sent via email
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483765	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496561	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483776	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483777	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in regarding removing co-borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496562	3	[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called on XX/XX/XXXX requesting for the insurance policy information, and that have received a letter asking for EOI, servicer advised that the insurance has been updated, borrower disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483784	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoked with the Borrower regarding loan account original loan is of $XXXX that went to $XXXX and payoff quote requested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496487	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX asked borrower regarding covid impact and they informed they was not impacted by covid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483806	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483808	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Authorized third party called to verify information on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483811	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with authorized third party regarding covid-19 impacted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483507	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX borrower to follow up on W-2 form and has brought the loan current. Borrower stated is going back to work and the financial circumstance has changed and does not need mortgage assistance any longer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483826	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Call with third party advised added as a successor in interest to the loan.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483859	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower wanted to submit monthly payment stated there was an ill family member and the payment got skipped for a few months. Borrower requested late fee waiver. Servicer requested for the same and asked borrower to allow 24 to 48 hours.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483868	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called and inquire about the payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496589	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in about increase of payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483878	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483883	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower made payment with principal curtailment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496597	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in to pay escrow shortage and borrower will call back to pay July payment once update is done.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496600	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The servicer spoke with borrower and payments was submitted and confirmation number was provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  As per the comment dated XX/XX/XXXX bankruptcy was discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment dated XX/XX/XXXX indicate claim was classified as non-monitored and there was loss to the property due to hail dated XX/XX/XXXX claim amount $XXXX. There is no evidence of repairs completed or 100% inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483894	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called and was informed of tax amount of XXXX and need to call for information on why taxes went up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483912	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Comment dated onXX/XX/XXXX, Talk to borrower regarding monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496608	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in and said will make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated XX/XX/XXXX indicates repair on the property. There is no clear indication of damage type to the property.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496496	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in updated e-mail. Borrower stated that were divorced and would like to know how to update the mortgage. Call connected to life events department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496614	3	[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX borrower called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called in and intent of the call was confirmed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
					ADDITIONAL INFORMATION: N/A
3158483941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483944	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483945	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158496616	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496620	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called and wanted to know if we offer personal loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483982	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The servicer spoke with the borrower and manually authenticated the customer. No additional contact details were provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158483986	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158496621	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in regarding account due status, Advised new payment effective for XX/XX/XXXX in the amount of $XXXX.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483994	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Contact made with borrower and completed questionnaire regarding the payment which was sent by error.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496622	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called on XX/XX/XXXX to request for the ACH setup and accepted the ACH terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484010	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower wanted to inquire about check of $XXXX windstorm charge if it is a part of escrow. Borrower call was transferred to insurance. Servicer informed charge was for rear property and not the main property. Servicer provided borrower with policy details for both properties. Borrower also wanted to know why the payment was increased. Servicer provided number for mortgage department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Chapter XX bankruptcy closed comments dated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158486368	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158484032	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496632	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called to request to have suspense applied to late charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496636	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158496642	3	[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Agent called borrower regarding loan modification payment. Agent confirmed that still have grace period not late until 16th of month and next payment due on XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496644	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called in regarding the late fee that was charge to account for the month of December. Servicer informed the borrower that December late fee already removed. Borrower has some questions about the credit card and would like to talk with specialist.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484091	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called regarding escalation hence call has been transfer to escalations department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484104	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called in and borrower wants to assume loan. Borrower verified primary residence.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496649	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX the borrower called in regarding payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496654	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496657	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX borrower called to set up auto pay for the 15th of every month.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comment dated XX/XX/XXXX indicate bankruptcy was discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496658	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496659	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called and wanted to talk with someone about the late payment hence the call has been transferred to credit bureau.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484136	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484149	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called on XX/XX/XXXX to request for a forbearance extension, the call was later interrupted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484151	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called and was provided with confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.   The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.   As per the latest comment bankruptcy is dismissed, chapter #XX, case number- XX-XXXXX and dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496678	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The servicer spoke with borrower and borrower submitted payment and confirmation number provided to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484159	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484170	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Servicer spoke to borrower and manually authenticated the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496682	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Servicer spoke with borrower and manual authenticated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496683	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Customer is requesting for 1098 form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484181	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Servicer spoke with customer and customer promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484189	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Customer wants to check the account information from 2009 to current.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484190	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Customer stated will make the payment on Friday.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484202	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484207	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX borrower called regarding late charges and requested to waive late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484211	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158496697	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158484215	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158484223	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower was called regarding promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments indicate property damage onXX/XX/XXXX and damage area was roof.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496698	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX borrower called to discuss general information on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496701	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158496702	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower regarding general status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484260	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496706	3	[3] Delinquent HOA Fees - Superlien State [3] Title Issue -: Liens not Perfected	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called to make the monthly payment and late fee in full.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  There are 2 HOA liens and 2 other judgments on title noted on XX/XX/XXXX.  Other judgments were resolved XX/XX/XXXX for sewer liens. Correspondence with servicer indicates that servicer will not pay HOA lien. Most recent comment regarding HOA was on XX/XX/XXXX and HOA payment will be sent. No evidence of satisfaction or release of lien.  There are 2 HOA liens and 2 other judgments on title noted on XX/XX/XXXX.  Other judgments were resolved XX/XX/XXXX for sewer liens. Correspondence with servicer indicates that servicer will not pay HOA lien. Most recent comment regarding HOA was on XX/XX/XXXX and HOA payment will be sent. No evidence of satisfaction or release of lien.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484270	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX borrower called to provide email address, the agent advised to update it online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484274	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484281	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Customer called in regarding to verify the letter received when never authorized.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496713	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484302	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Agent called borrower regarding late fee waiver. Agent raised late fee waiver request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Claim filed for unspecified damages noted on XX/XX/XXXX.  Claim is non-monitored. Funds in the amount of $XXXX were released to borrower on XX/XX/XXXX.  No evidence of work order or final inspection to verify repairs completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158484315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484344	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower regarding general status of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484352	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496726	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower and discussed about payment set up. Borrower promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484360	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158484365	3	[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in regarding insurance policy status. Borrower request for the insurance policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496730	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158496733	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484381	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in regarding a general information on the loan
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On XX/XX/XXXX an automated credit dispute verification form regarding credit item was received and credit dispute was resolved
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496738	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496741	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in  and verified the address and phone number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484395	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Paid in Full.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is paid in full and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: Loan paid in full as of XX/XX/XXXX
3158484407	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Customer called in regarding to sent modification agreement via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496743	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484419	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484421	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Comment dated onXX/XX/XXXX, Talk to borrower regarding manual authenticated. Borrower inquiring about escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called in and payment was set up for $XXXX today to cover the June and July amount due. The wrong parcel was not removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158484435	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower regarding partial payment. Borrower promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158484444	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX the borrower called in regarding refinance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484445	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484447	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called to make payment on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Claim filed for storm damages, date of loss XX/XX/XXXX.  Claim is monitored. 75% inspection received on XX/XX/XXXX, repairs still pending: floor, drywall, tub, fixtures, countertop and cabinets. Funds released to borrower in the amount of $XXXX on XX/XX/XXXX.  No evidence of final inspection 95% or greater to verify repairs are completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484448	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484464	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Comment dated onXX/XX/XXXX, Spoke with authorized third party. Customer inquired about covid-19 advised of protections.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484469	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Customer called in regarding payment inquiry.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comment dated on XX/XX/XXXX indicates payment dispute was identified, however it was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484486	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in regarding to payment status as received text asking for the due payment. Agent advised payment completed and disregard the text. Agent also inform automated payment benefit.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496760	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower, borrower promise to pay in 1 payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484503	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496762	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower was called regarding promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484526	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called and spoke to the borrower, call was authenticated on the automated line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484541	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called in and inquired about taxes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484549	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496777	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX spoke with borrower regarding monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  As per comment dated XX/XX/XXXX there was property identified due to hail and loss draft check was endorse and released. No evidence found on repair completion.  The damage repair amount is estimated at $XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484555	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in regarding the payment dispute and informed impacted by Covid-19.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comment dated on XX/XX/XXXX indicates payment dispute was identified, however payment dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Comment dated on XX/XX/XXXX indicates property was damaged due to fire on XX/XX/XXXX, No evidence of inspection to verify repairs from this claim were 100% completed.  Property repair is complete.  The property condition is good.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484557	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called on XX/XX/XXXX, was trying to find out what next steps are needed, advised that recently started process of adding daughter onto the loan and letter was received , advised saying signature/or date was incorrect or missing on the docs that were sent in. The call was transferred to life events to see what the customer is needing to do.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483562	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower, made a principal only payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483563	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496508	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483566	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483572	3	[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower was called regarding work loan in another tracker application.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483587	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called and was informed about the late charge impacts. Confirmed payment for XX/XX/XXXX and requested auto charge application to be sent to the borrower mailing address.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.   The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed corporate advance and requested breakdown of amount and dates applied. Servicer mailed the list explaining costs paid to 3rd parties for the loan as off XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483588	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Comment dated on XX/XX/XXXX, Talk to borrower regarding  make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496511	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158483603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483607	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158483612	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158483623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called to discuss general information on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
					ADDITIONAL INFORMATION: N/A
3158483632	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called in and promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496518	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower was called regarding a general information on the loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484591	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496784	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in advise customer was not able to change the due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158484592	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The authorized third party was called on XX/XX/XXXX to follow up in regards to the SII application, informed the servicer that due to work will be out till the end of March and will send it by the end of the month, and advised that no call was needed.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496521	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in regarding modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496522	3	[3] Collection Comments - Incomplete -: Missing XX/XX/XXXX - XX/XX/XXXX	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Authorized third party called regarding payment. Person was not intending for it to go to escrow and not seeking any mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496524	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483666	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483674	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Spoke with borrower regarding sent out documents for title package and disclosure documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496534	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Contact made with borrower and requested copy of tax statement.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483676	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Servicer called and understood that borrower reason for delinquency is illness.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483680	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower was called and inquiry about payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496537	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   The borrower called on XX/XX/XXXX and was informed that the loan needs to reported to XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.   The chapter is Chapter XX.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.   As per the comments dated XX/XX/XXXX the bankruptcy chapter XX case number : XX-XXXXX was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496793	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in regarding a bankruptcy chapter XX has been filed in XXXX and not reaffirmed and advised account will remain as bankruptcy for the life of the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158483691	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496794	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   Borrower called in inquired about escrow waiver.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A
3158496795	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.   On XX/XX/XXXX agent spoke with borrower and provided bankruptcy disclaimer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
					ADDITIONAL INFORMATION: N/A

Exception Summary

Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Comment	3	Collection Comments - Incomplete -	15	0	0	0	0	15
		Verbal Dispute - No indication servicer ever responded and appears issue still active	1	0	0	0	0	1
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	1	0	0	0	0	1
		Title Issue -	1	0	0	0	0	1
		Delinquent HOA Fees - Superlien State	1	0	0	0	0	1
		There are indications of fraud on the loan.	1	0	0	0	0	1
		Collection Comments - Missing	1	0	0	0	0	1
		Mortgagor Deceased - Not clear or no information on executor/heir	1	0	0	0	0	1
		Total Comment Grade (3) Exceptions:	22	0	0	0	0	22

Exception Standard Report

SitusAMC Loan ID	Customer Loan ID	Alternate Loan ID	Seller Loan ID	Servicer Loan ID	Loan Exception ID	Exception ID	Investor Loan Number	Loan Status	Exception Date	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Detail	Exception Information	Compensating Factors	Statute of Limitation Date	Comments
XXXX		3158482880			XXXX	XXXX		Loan Review Complete	XX/XX/XXXX	General	open		3	Collection Comments - Incomplete -	Missing XX/XX/XXXX - XX/XX/XXXX
XXXX		3158483031			XXXX	XXXX		Loan Review Complete	XX/XX/XXXX	General	open		3	Verbal Dispute - No indication servicer ever responded and appears issue still active
XXXX		3158483139			XXXX	XXXX		Loan Review Complete	XX/XX/XXXX	General	open		3	Collection Comments - Incomplete -	Missing XX/XX/XXXX - XX/XX/XXXX
XXXX		3158483572			XXXX	XXXX		Loan Review Complete	XX/XX/XXXX	General	open		3	Collection Comments - Incomplete -	Missing XX/XX/XXXX - XX/XX/XXXX
XXXX		3158496522			XXXX	XXXX		Loan Review Complete	XX/XX/XXXX	General	open		3	Collection Comments - Incomplete -	Missing XX/XX/XXXX - XX/XX/XXXX
XXXX		3158496562			XXXX	XXXX		Loan Review Complete	XX/XX/XXXX	General	open		3	Collection Comments - Incomplete -	Missing XX/XX/XXXX - XX/XX/XXXX
XXXX		3158496608			XXXX	XXXX		Loan Review Complete	XX/XX/XXXX	General	open		3	Damaged Interior - Damage remains unresolved and no indication covered by insurance
XXXX		3158496614			XXXX	XXXX		Loan Review Complete	XX/XX/XXXX	General	open		3	Collection Comments - Incomplete -	Missing XX/XX/XXXX - XX/XX/XXXX
XXXX		3158496642			XXXX	XXXX		Loan Review Complete	XX/XX/XXXX	General	open		3	Collection Comments - Incomplete -	Missing XX/XX/XXXX - XX/XX/XXXX
XXXX		3158496706			XXXX	XXXX		Loan Review Complete	XX/XX/XXXX	General	open		3	Title Issue -	Liens not Perfected
XXXX		3158496706			XXXX	XXXX		Loan Review Complete	XX/XX/XXXX	General	open		3	Delinquent HOA Fees - Superlien State
XXXX		3158484365			XXXX	XXXX		Loan Review Complete	XX/XX/XXXX	General	open		3	Collection Comments - Incomplete -	Missing XX/XX/XXXX - XX/XX/XXXX
XXXX		3158496895			XXXX	XXXX		Loan Review Complete	XX/XX/XXXX	General	open		3	Collection Comments - Incomplete -	Missing XX/XX/XXXX - XX/XX/XXXX
XXXX		3158496925			XXXX	XXXX		Loan Review Complete	XX/XX/XXXX	General	open		3	Collection Comments - Incomplete -	Missing XX/XX/XXXX - XX/XX/XXXX
XXXX		3158486528			XXXX	XXXX		Loan Review Complete	XX/XX/XXXX	General	open		3	Collection Comments - Incomplete -	Missing XX/XX/XXXX - XX/XX/XXXX
XXXX		3158497006			XXXX	XXXX		Loan Review Complete	XX/XX/XXXX	General	open		3	There are indications of fraud on the loan.
XXXX		3158497098			XXXX	XXXX		Loan Review Complete	XX/XX/XXXX	General	open		3	Collection Comments - Incomplete -	Missing XX/XX/XXXX - XX/XX/XXXX
XXXX		3158485343			XXXX	XXXX		Loan Review Complete	XX/XX/XXXX	General	open		3	Collection Comments - Missing
XXXX		3158485407			XXXX	XXXX		Loan Review Complete	XX/XX/XXXX	General	open		3	Collection Comments - Incomplete -	Missing XX/XX/XXXX - XX/XX/XXXX
XXXX		3158485447			XXXX	XXXX		Loan Review Complete	XX/XX/XXXX	General	open		3	Collection Comments - Incomplete -	Missing XX/XX/XXXX - XX/XX/XXXX
XXXX		3158486648			XXXX	XXXX		Loan Review Complete	XX/XX/XXXX	General	open		3	Mortgagor Deceased - Not clear or no information on executor/heir
XXXX		3158486139			XXXX	XXXX		Loan Review Complete	XX/XX/XXXX	General	open		3	Collection Comments - Incomplete -	Missing XX/XX/XXXX - XX/XX/XXXX